Share capital	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2023	30,305,156	247,496
Exercise of stock options	144,142	4,610
Issuance of common shares under employee share purchase plan	14,426	613
Release of restricted share units	65,997	2,457
Issuance of common shares related to contingent consideration(i)	8,728	330
Purchase of common shares held for cancellation (ii)	(282,494)	(2,211)
Balance – December 31, 2024	30,255,955	253,295
Exercise of stock options	17,112	489
Issuance of common shares under employee share purchase plan	15,888	555
Release of restricted share units	57,913	2,279
Release of shares in escrow related to business combination (i)	17,457	656
Purchase of common shares held for cancellation (ii)	(1,617,036)	(12,669)
Balance – December 31, 2025	28,747,289	244,605

(i) Purchase consideration for the acquisition of Circles Collective Inc. (O/A PeerBoard) included the issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services. During the fiscal year ended December 31, 2025, 17,457 (2024 - 8,728) of the shares were released from escrow and recognized in share capital.

(ii) On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025.

On May 9, 2025, the Company renewed its NCIB to repurchase and cancel up to 1,481,659 of its common shares, representing 5% of the Company’s issued and outstanding shares as of May 6, 2025, over the 12-month period commencing on May 20, 2025, and ending no later than May 19, 2026.

The amounts paid in excess of the average book value of the common shares are charged to deficit. During the fiscal year ended December 31, 2025, the Company repurchased a total of 1,617,036 common shares for cancellation at an average price of $29.07 (C$40.74) per common share for total cash consideration of $47,050 including transaction costs.

In connection with the NCIB, the Company entered into an automatic share purchase plan (“ASPP”) with a designated broker for the purpose of allowing the Company to purchase its common shares under the NCIB during self-imposed trading blackout periods. Under the ASPP, the broker may be authorized to repurchase common shares during blackout periods, without consultation with the Company, on predefined terms, including share price, time period and subject to other limitations imposed by the Company and subject to rules and policies of the TSX and applicable securities laws, such as a daily purchase restriction.

As at December 31, 2025 the value of the ASPP liability was nil as no designated purchases were authorized for the period subsequent to December 31, 2025.